Commitments and Contingencies - Schedule of Future Minimum Payments under Non-Cancellable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Leases [Abstract]
2015	$ 3,307
2016	1,516
2017	419
2018 and after	0
Total	$ 5,242